Notes Payable	9 Months Ended
Sep. 30, 2023
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 8 — NOTES PAYABLE

During the nine months ended September 30, 2023, the Company entered into various unsecured promissory notes with existing investors of the Company for total principal of $2,709,000. The Company received cash proceeds of $2,580,000 during the nine months ended September 30, 2023 and received $100,000 of cash proceeds during the year ended December 31, 2022. The Company also recharacterized a related party advance of $29,000 from December 31, 2022 into a note payable for expenses paid on behalf of the Company.

The promissory notes bear interest at the greater of 15% or the highest rate allowed under law, and have a stated maturity date of the five-year anniversary of the closing of the MIPA. The investors may demand repayment beginning six months after the closing of the MIPA. The investors also received common stock warrants equal to the principal amount funded. Each warrant entitles the holder to purchase three quarters of one share of common stock at a price of $11.50. Each warrant will become exercisable on the closing date of the MIPA and is exercisable through the five-year anniversary of the promissory note agreement date. The warrants also grant the holder a one-time redemption right to require the Company pay the holder in cash equal to $1 per warrant 18 months following the closing of the MIPA. A total of 2,709,000 warrants were issued to these investors. Based on the redemption right present in these warrants, the warrants are accounted for as a liability in accordance with ASC 480 and ASC 815, with the changes in fair value of the warrants recognize in the statement of operations.

The Company valued the warrants using the trading prices of the Public Warrants, which mirror the terms of the note payable warrants. The Company also estimated the fair value of the redemption put using a present value calculation for the time from the estimated closing date of the MIPA through the 18 month redemption date, an estimated discount rate of 15%, and an estimated probably of the MIPA closing of 90%. The initial fair value of the warrant liabilities was $2,267,293 and was recognized as debt discount. The estimated fair value of the warrants and redemption put was $2,438,749 as of September 30, 2023, and the Company recognized a change in fair value of the warrant liability of $264,169 and $171,456 during the three and nine months ended September 30, 2023, respectively.

The Company is amortizing the debt discount through a period of six months from the estimated closing date of the MIPA. The Company recognized amortization of debt discount of $529,956 and $1,073,338 during the three and nine months ended September 30, 2023, respectively.

On August 28, 2023, the Company entered into a commitment letter (the “Debt Commitment Letter”) with First International Bank & Trust (“FIBT” or “Lender”), pursuant to which FIBT has agreed to provide the Company with a senior secured term loan in the amount of $28,000,000 (the “Credit Facility”) to (a) fund a portion of the purchase price, (b) partially fund a debt service reserve account funded with $3,000,000 at the Closing Date and an additional $2,000,000 to be deposited within 60 days following the Closing Date (the “Debt Service Reserve Account”), (c) cash secure outstanding letters of credit issued by Pogo’s existing lender, (d) pay fees and expenses in connection with the Purchase and the closing of the Credit Facility and (e) other general corporate purposes. The Credit Facility will be provided on the Closing Date subject to a number of specified conditions set forth in the Debt Commitment Letter. The Company paid $150,000 in upfront fees related to the Debt Commitment Letter, which are included in deferred finance costs on the Company’s consolidated balance sheet.

The obligations of FIBT to provide the Credit Facility were initially set to terminate on October 30, 2023 if the Closing Date has not occurred by such date. On October 24, 2023, the Company and FIBT entered into a First Amendment to the Debt Commitment Letter whereby the termination date was extended to November 15, 2023.